Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 141,057	$ 133,256	$ 141,538
Cost of revenues	(47,393)	(47,809)	(52,063)
Gross profit	93,664	85,447	89,475
Operating expenses:
Research and development expenses	(55,459)	(80,344)	(77,666)
Sales and marketing expenses	(26,352)	(27,220)	(33,958)
General and administrative expenses	(22,670)	(32,772)	(34,976)
Total operating expenses	(104,481)	(140,336)	(146,600)
Other operating income	1,407	1,578	1,729
Impairment of goodwill			(31,928)
Loss from operations	(9,410)	(53,311)	(87,324)
Exchange (loss) gain	1,623	168	(151)
Interest income	15,051	16,941	18,836
Interest expense	(36)	(253)	(20)
Losses from extinguishment of convertible note			(1,230)
Investment (loss) income	1,457	(3,328)	(18,526)
Other income	1,198	793	1,649
(Loss) income before income taxes	9,883	(38,990)	(86,766)
Income taxes	(323)	(258)	(422)
Equity in loss of affiliates	(32)	(3,479)	(31)
Net (loss) income attributable to Agora, Inc.'s ordinary shareholders	9,528	(42,727)	(87,219)
Other comprehensive (loss) income:
Foreign currency translation adjustments	2,270	(2,230)	(3,418)
Unrealized gain on debt securities			1,385
Total comprehensive (loss) income attributable to Agora, Inc.'s ordinary shareholders	$ 11,798	$ (44,957)	$ (89,252)
Net (loss) income per share attributable to Agora, Inc.'s ordinary shareholders-basic	$ 0.03	$ (0.11)	$ (0.22)
Net (loss) income per share attributable to Agora, Inc.'s ordinary shareholders-diluted	$ 0.02	$ (0.11)	$ (0.22)
Weighted average number of ordinary shares-basic	367,898,081	373,122,317	398,384,385
Weighted average number of ordinary shares-diluted	395,420,348	373,122,317	398,384,385
Share-based compensation expenses included in:
Share-based compensation	$ 5,564	$ 22,737	$ 24,612
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation	82	212	621
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation	3,274	17,062	12,696
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation	694	778	4,145
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation	1,514	4,685	7,150
Real-time engagement service revenues
Total revenues	137,971	127,624	133,098
Real-time engagement on-premise solution and other revenues
Total revenues	$ 3,086	$ 5,632	$ 8,440